Note 10 - Treasury Stock	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure Text Block Supplement [Abstract]
Treasury Stock [Text Block]

Note 7. Treasury Stock

The following table summarizes treasury stock activity for the six months ended September 30, 2014 and 2013:

Six Months Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
September 30, 2014	6	$7	$1.22
September 30, 2013	26	$28	$1.11

The shares were purchased from certain management employees to cover income tax withholdings upon the lapse of restrictions on their restricted stock awards.

Note 10. Treasury Stock

The following table summarizes treasury stock activity for fiscal years 2014 and 2013:

Fiscal Year Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
March 31, 2014	25,525	$28	$1.11
March 31, 2013	27,329	$36	$1.32

The shares were purchased from management employees to cover income tax withholdings upon the lapse of restrictions on their restricted stock awards. Although not required to under its equity incentive plans, Vision anticipates repurchasing shares in a similar arrangement during fiscal 2015.